Segment Information - Summary of Revenue by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [Line Items]
Revenues	$ 11,333	$ 11,166
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenues	10,578	10,354
Print [member]
Disclosure of products and services [Line Items]
Revenues	$ 755	$ 812